Variable Interest Entities ("VIEs")	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities ("VIEs")	VARIABLE INTEREST ENTITIES (“VIEs”)
9.1 Lessor VIE

As of June 30, 2025 and December 31, 2024, we leased one vessel from CSSC (Hong Kong) Shipping Entity Limited (“CSSC entity”) as part of a sale and leaseback agreement. The CSSC entity is a wholly-owned, special purpose vehicle. We sold our vessel, the FLNG Hilli and then subsequently leased back the vessel on a bareboat charter. We have an option to repurchase the vessel at a fixed predetermined amount during its charter period and an obligation to repurchase the vessel at the end of the vessel’s lease period.

A summary of our payment obligations (excluding the repurchase option and obligation) under the bareboat charter with the lessor VIE as of June 30, 2025, is shown below:

(in thousands of $)	2025 (1)	2026	2027	2028	2029	2030+
Hilli (2)	39,595	77,274	74,388	71,332	68,361	201,739
(1) For the six months ending December 31, 2025.

(2) The payment obligations above include contractual capital and variable rental payments due under the lease.

The assets and liabilities of the lessor VIE that most significantly impact our unaudited consolidated balance sheet as of June 30, 2025 and December 31, 2024, are as follows:

(in thousands of $)	June 30, 2025	December 31, 2024
Assets
Restricted cash and short-term deposits	16,466	17,472

(in thousands of $)	June 30, 2025	December 31, 2024

Liabilities
Accrued expenses	(17,011)	(12,244)
Other current liabilities (note 17)	(184,000)	(184,000)
Debt:
Current portion of long-term debt and short-term debt	(267,985)	(278,551)
Long-term debt	(3,328)	(33,432)
Total debt	(271,313)	(311,983)
(1) Where applicable, these balances are net of deferred finance charges.
The most significant impact of the lessor VIE’s operations on our unaudited consolidated statements of operations and unaudited consolidated statements of cash flows for the six months ended June 30, 2025 and 2024 are as follows:

(in thousands of $)	2025	2024
Statement of operations
Other financial items, net (note 8)	1,216	3,749
Interest expense	7,730	10,381

Statement of cash flows
Net debt repayments	(40,882)	(42,670)

9.2    Golar Hilli LLC

On December 23, 2024, we repurchased all remaining non-controlling interest in Hilli LLC, acquiring 134 Hilli Common Units, 268 Series A Special Units and 268 Series B Special Units from affiliates of Seatrium Limited (“Seatrium”, formerly known as Keppel Shipyard Limited) and Black & Veatch Corporation (“B&V”). Following our 100% ownership of Hilli LLC, the entity ceased to be a VIE but we continue to consolidate as a Voting Interest Entity.
Summarized financial information of Hilli LLC

The most significant impact of the lessor VIE’s operations on our unaudited consolidated statements of operations and unaudited consolidated statements of cash flows for the six months ended June 30, 2024 are as follows:

(in thousands of $)	2024
Statement of operations
Liquefaction services revenue	112,488
Realized and unrealized gain/(loss) on oil and gas derivative instruments	56,635

Statement of cash flows
Net debt repayments	(42,670)
Cash dividends paid	(4,737)

9.3    Gimi MS Corporation

Following the closing of the sale of 30% of the common shares of Gimi MS to First FLNG Holdings (“FFH”) in April 2019, we determined that (i) Gimi MS is a VIE and (ii) we are the primary beneficiary and retain sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Gimi. Thus, Gimi MS continues to be consolidated into our financial statements.
Summarized financial information of Gimi MS

The assets and liabilities of Gimi MS that most significantly impact our unaudited consolidated balance sheets are as follows:

(in thousands of $)	June 30, 2025	December 31, 2024
Balance sheet
Current assets	203,896	139,911
Non-current assets	1,766,641	1,795,646
Current liabilities	(125,058)	(186,149)
Non-current liabilities	(611,353)	(602,819)

The most significant impact of Gimi MS VIE’s operations on our unaudited consolidated statements of operations and unaudited consolidated statements of cash flows for the six months ended June 30, 2025 and 2024 are as follows:

	Six months ended June 30,
(in thousands of $)	2025	2024
Statement of operations
Sales-type lease revenue	5,682	—
Vessel management fees and other revenues	3,293	—
Other non-operating income	29,981	—

Statement of cash flows
Additions to asset under development	152,583	88,965
Capitalized financing costs	—	(569)
Net debt repayments	(29,167)	—
Proceeds from subscription of equity interest	21,020	27,278